                                         Delaware
                                         Investments(SM)
STRUCTURED EQUITY PRODUCTS               ---------------
                                         A member of Lincoln Financial Group(R)







Semiannual Report 2003
--------------------------------------------------------------------------------
                             DELAWARE FOUNDATION FUNDS
                               DELAWARE GROWTH ALLOCATION PORTFOLIO
                               DELAWARE BALANCED ALLOCATION PORTFOLIO
                               DELAWARE INCOME ALLOCATION PORTFOLIO














[Graphic Omitted: Logo] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

Letter to Shareholders                      1

Portfolio Management Review                 3

New at Delaware                             6

Performance Summaries:

   Delaware Growth
   Allocation Portfolio                     7

   Delaware Balanced
   Allocation Portfolio                     8

   Delaware Income
   Allocation Portfolio                     9

Financial Statements:

   Statements of Net Assets                10

   Statements of Operations                13

   Statements of Changes
     in Net Assets                         14

   Financial Highlights                    16

   Notes to Financial
     Statements                            28

    Funds are not FDIC insured and are not guaranteed.
    It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware
    Management Company, a series of Delaware
    Management Business Trust, which is a registered investment advisor.

(C) 2003 Delaware Distributors, L.P.

Delaware Investments
  POWERED BY RESEARCH

At Delaware Investments, our long history of asset management has taught us the importance of two key principles:

o  Astute security selection is essential when seeking a performance advantage.

o  Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.

Capabilities in all major asset classes
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

o  U.S. growth equity
o  U.S. value equity
o  U.S. fixed income
o  International and global
o  U.S. structured-approach equity products

The Independent Research Advantage
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.

o The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.

o The research leads to a truly distinct managerial approach - rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A Commitment to Our Investors
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

Experience
Delaware Investments' 185 seasoned investment professionals -- of whom 124 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

Performance
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, incorporating risk assessment in their processes and avoiding those strategies aimed at short-term gains or generally associated with volatility.

Service
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

Letter                                            Delaware Foundation Funds
  TO SHAREHOLDERS                                 April 10, 2003




Recap of Events
During the six months ended March 31, 2003, the tone of the market could best be described by one word: uncertainty. Cautious investors remained concerned about the military engagement in Iraq and ongoing threats of terrorism on American soil. The domestic economy remained sluggish as consumers and businesses alike focused on these geopolitical events and refrained from making the significant purchases that often help stimulate economic growth. Despite the uncertainty, many of the major equity indexes produced positive results during the period. The Standard & Poor's (S&P) 500 Index gained +5.01%, while the Dow Jones Industrial Average rose by +6.57%. The broader Nasdaq Composite Index increased +14.43% during the same period.

Many of the gains experienced in the market came during the fourth quarter of 2002. A rally among small- and mid-cap stocks contributed to a rebound that saw the Nasdaq Composite Index increase by +13.95% during the final three months of 2002. Once prospects for war became imminent, the cautious tone prevailed again and the major indexes traded flat to slightly negative during the first quarter of 2003. During the first quarter, the Dow Jones Industrial Average and the S&P 500 Index lost -3.64% and -3.15%, respectively, while the Nasdaq Composite Index made a slight gain of +0.42%.

Companies have often been hesitant to reinvest in their own businesses. Consumer confidence also declined as individuals grew increasingly apprehensive about their employment situations. For the economy to rebound, consumers must regain confidence about job security and feel more comfortable spending their hard-earned dollars. On a bright note, low mortgage rates have allowed homeowners to refinance their loans and have contributed to strength in the housing sector.

For the six-month period ended March 31, 2003:

Delaware Growth Allocation Portfolio returned +3.29% (Class A shares at net asset value with distributions reinvested).

Delaware Balanced Allocation Portfolio returned +3.54% (Class A shares at net asset value with distributions reinvested).

Delaware Income Allocation Portfolio returned +3.52% (Class A shares at net asset value with distributions reinvested).

Total Return
For the period ended March 31, 2003                                                          Six Months
Delaware Foundation Funds
Delaware Growth Allocation Portfolio -- Class A Shares                                         +3.29%
Delaware Balanced Allocation Portfolio -- Class A Shares                                       +3.54%
Delaware Income Allocation Portfolio -- Class A Shares                                         +3.52%
Unmanaged Equity Indexes
Standard & Poor's 500 Index                                                                    +5.01%
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index         -2.17%
Russell 2000 Index                                                                             +1.39%
Morgan Stanley Capital International (MSCI) Emerging Market Free (EMF) Index                   +3.58%
Unmanaged Fixed Income Indexes
Lehman Brothers Aggregate Bond Index                                                           +2.99%
Salomon Smith Barney High-Yield Cash Pay Index                                                +17.38%
--------------------------------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Portfolio classes can be found on pages 7 through 9. The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. The MSCI EAFE Index is an unmanaged composite of international stocks in Europe, Australasia, and the Far East. The Russell 2000 Index is a measure of small-cap U.S. stocks. The MSCI EMF Index is an unmanaged composite of international stocks in emerging market countries. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad investment-grade U.S. bond markets. The Salomon Smith Barney High-Yield Cash Pay Index is an unmanaged index that generally tracks the performance of high-yield bonds. All indexes are unmanaged. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Market Outlook
The end of the war in Iraq should reduce the uncertainty that persisted during the past six months. As time moves on, investors will be likely to once again focus on the domestic economy, the investment markets, and prospects for improving corporate earnings.

We believe that many positive signs are emerging that will contribute to further economic expansion. Oil prices have begun to stabilize, leaving few, if any, signs of inflation on the horizon. The Federal Reserve most likely will keep interest rates at historically low levels in the short term, permitting homeowners to continue to reduce monthly mortgage expenses. Likewise, commercial borrowing costs are quite low and businesses will have numerous available sources of inexpensive financing. We believe that the cheaper cost of capital may allow them to feel more comfortable reinvesting in infrastructure and technology, which helps contribute to economic growth.

Many investment dollars remain on the sidelines as investors await further signals of renewed economic strength. The positive returns in the equity market over the past six months are a welcome sign and we feel the long-term economic outlook may be brighter than it has been in some time.

Thank you for your continued confidence in and your commitment to Delaware Investments.

Sincerely,

Jude T. Driscoll

Jude T. Driscoll
President and Chief Executive Officer,
Delaware Management Holdings, Inc.



David K. Downes

David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio                                         Delaware Foundation Funds
  MANAGEMENT REVIEW                               April 10, 2003


Fund Manager

J. Paul Dokas
Senior Portfolio Manager

The Funds' Results
Over the past six months, increased uncertainties at home and abroad led to increased uncertainties in the investment market. While fixed income securities typically represent a safe haven for dollars invested during stressful times, the yields offered by stable government bonds and conservative bond funds have declined to very low levels. While the stock market may appear riskier during periods of uncertainty, the pullback of the past few years has caused many equity asset classes to become quite depressed by recent historical standards.

In uncertain times like these, investors would be well served following the concept of diversification. A "fund of funds" like Delaware Foundation Funds can help investors achieve diversification. The Funds are structured to allow investors to achieve optimum diversification based on their desired returns and tolerance for risk. While we apply a similar quantitative evaluation process to each of the three funds, each asset allocation will differ based on the stated investment objectives for the investment portfolio.

We rely heavily on our quantitative model to measure the relative attractiveness, risk premiums, and expected returns of various asset classes, as well as to signal the appropriate timing and degree of execution of transactions. Just prior to the beginning of the six-month period, the model revealed the need to raise our weightings in equities within the Funds, which we often did by decreasing our absolute exposure to fixed-income assets.

The actions of the Federal Reserve over the past few years have resulted in extremely low yields offered by government bonds. Our model indicated that stocks were more attractive in this environment based on expected returns. Further, among fixed-income classes, the model indicated that corporate bonds offered greater risk-adjusted yield potential than government bonds.

Delaware Growth Allocation Portfolio
For the six months ended March 31, 2003, Delaware Growth Allocation Portfolio returned +3.29% (Class A shares at net asset value with distributions reinvested).

Regardless of the market environment, this "fund of funds" invests primarily in equity asset classes and is best suited for a more aggressive investor. As a result of rebalancing just prior to the beginning of the period, the Portfolio's equity allocation stood at 89.63%. With new cash invested in equity funds in January and an additional rebalancing in March, the equity weighting was increased to 92.70% as of March 31, 2003.

To best meet the recommendations of our quantitative model, we sold a majority of our holdings in Delaware American Government Bond Fund just prior to the reporting period and allocated those dollars in equal proportion into Delaware Diversified Value Fund and Delaware Diversified Growth Fund. New cash inflows in January were likewise invested in these two funds. In mid-March, we transferred some assets out of Delaware Diversified Growth Fund and into Delaware International Value Equity Fund to better diversify between our equity asset classes and increase our international exposure. We also allocated a small percentage into Delaware Emerging Markets Fund.

Among equity holdings, our allocation is predominately in large-cap funds (81.82% of net assets) and generally split between growth (38.41%) and value funds (54.29%). This positioning reflects our beliefs that the next positive move in equities will be among the higher quality, large-cap industry leaders. As was the case at the beginning of the period, we limited our exposure to non-U.S. equity markets to less than 20 percent.

On March 31, 2003, our fixed-income allocation stood at 4.76% of total net assets. The vast majority was invested in Delaware Corporate Bond Fund, which returned +8.52% (Institutional Class shares at net asset value with distributions reinvested) for the period. Our decision to lighten our position in Delaware American Government Bond Fund was justified by its mere +1.55% (Institutional Class shares at net asset value with distributions reinvested) return for the same period.

Delaware Balanced Allocation Portfolio
For the six months ended March 31, 2003, Delaware Balanced Allocation Portfolio returned +3.54% (Class A shares at net asset value with distributions reinvested). This "fund of funds" is structured for a moderate investor who is comfortable with a significant equity position balanced by an appropriate level of fixed-income holdings. As a result of the rebalancing just prior to the beginning of the period, the Portfolio's equity allocation stood at 67.04% of net assets. With new cash inflows invested in equity funds in January and an additional rebalancing in March, the current equity weighting of the Fund stands at 73.20%.

At the end of last year's annual report, we sold holdings in Delaware American Government Bond Fund and allocated those dollars in equal proportion into Delaware Diversified Value Fund and Delaware Diversified Growth Fund. In March, we again allocated dollars out of fixed income and into equities using the same funds. Newly invested dollars were likewise invested into the two primary equity funds in January, equally distributed between growth and value.

Among equities, we maintain a majority exposure to large-cap funds (62.15% of total net assets) and a relatively equal split between growth (33.15%) and value funds (40.05%). This positioning reflects our belief that the next positive move in equities will be among the higher quality, large-cap industry leaders. We have limited exposure to the non-U.S. equity markets to 8.21% of total net assets within this portfolio.

On March 31, 2003, our fixed-income allocation stood at 26.74% of total net assets, the majority of which remains in Delaware American Government Bond Fund. Our decision to lighten our fixed-income exposure came at the expense of this fund as no other bond holdings were reduced during the period.

Delaware Income Allocation Portfolio
For the six months ended March 31, 2003, Delaware Income Allocation Portfolio returned +3.52% (Class A shares at net asset value with distributions reinvested). This "fund of funds" holds a greater percentage of fixed income than the other two portfolios and is targeted to the more conservative investor. As a result of the rebalancing just prior to the beginning of the period, the Portfolio's equity allocation stood at 46.69% of total net assets. The equity weighting of the Portfolio as of March 31, 2003 was virtually unchanged from the start of the period, at 46.33%, while the fixed-income allocation stood at 48.51%.

Prior to the six-month period, we sold holdings in Delaware American Government Bond Fund and allocated those dollars into Delaware Diversified Value Fund, a generally conservative large-cap fund. Cash inflows in January were invested in equal proportions into Delaware Diversified Value Fund and Delaware Diversified Growth Fund.

On March 31, 2003, the majority (33.79% of total net assets) of our fixed-income allocation was invested in Delaware American Government Bond Fund. The Portfolio's performance during the period benefited from our decision to maintain positions in both Delaware Corporate Bond Fund and Delaware High-Yield Opportunities Fund which returned +8.52% and +16.32% (Institutional Class shares at net asset value with distributions reinvested), respectively.

Within the equity classes, our allocation is predominately invested in large-cap funds (39.27%). This positioning reflects our beliefs that the next positive move in equities will be among the higher quality, large-cap industry leaders. Our exposure to non-U.S. equity markets is considerably lower at 3.19% of total net assets.

Outlook
For now, uncertainties surrounding the war in Iraq and the rebuilding process there have prevented consumers and businesses from focusing on economic issues. Consumers, sometimes fearful of losing jobs, hesitate from making many significant purchases. Companies, concerned that a prolonged war will hinder their operations, hesitate from adding new jobs and reinvesting much needed dollars into their businesses. For the most part, investors have been content remaining on the sidelines, unwilling to take on any unneeded risk.

We believe that individuals and businesses will slowly begin to refocus on the economy as the year progresses. The Federal Reserve has reduced short-term interest rates to historically low levels and consumers and businesses should take advantage of inexpensive borrowing costs as opportunities arise. We believe that, once monetary and fiscal stimuli get traction, the economy should be primed to rebound. With so much money on the sidelines, investors have shown signs that they may be inclined to rebalance into equities and higher-yielding corporate bonds to take advantage of the next movement in the market.

We will continue to use a disciplined approach to investing, in which we evaluate the expected returns of various asset classes and proactively adjust our portfolios according to those expectations. Regardless of the times, investors should always strive to maintain well-diversified portfolios that are structured according to their desired returns and tolerance for risk. Delaware Foundation Funds offer three diversified portfolios, allowing investors to select a portfolio that provides the proper risk/return potential for meeting specific goals.

Portfolio Allocations
As of March 31, 2003
                                                                                 Delaware        Delaware
                                                                                  Growth         Balanced           Delaware
                                                                                Allocation      Allocation     Income Allocation
Fund                                       Type/Style                            Portfolio       Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Delaware American Government Bond Fund     Mortgages & Treasuries                   0.14%          16.39%            33.79%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Corporate Bond Fund               Investment-Grade U.S. Corporate Bonds    4.63%           6.00%             6.37%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Growth Fund           Large-Cap Growth Stocks                 34.99%          28.47%            17.92%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Diversified Value Fund            Large-Cap Value Stocks                  32.64%          27.49%            18.16%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund             Developing Countries Stocks              3.95%           2.02%               --
---------------------------------------------------------------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund     High-Yield Corporate Bonds                 --            4.35%             8.35%
---------------------------------------------------------------------------------------------------------------------------------
Delaware International Value Equity Fund   Large-Cap Non-U.S. Value Stocks         14.19%           6.19%             3.19%
---------------------------------------------------------------------------------------------------------------------------------
Delaware REIT Fund                         Real Estate Investment Trusts              --              --              2.34%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Select Growth Fund                Multi-Cap Growth Stocks                  3.42%           4.68%             2.95%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Fund              Small-Cap Value Stocks                   3.51%           4.35%             1.77%
---------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables and Other Assets
   Net of Liabilities                                                               2.53%           0.06%             5.16%
---------------------------------------------------------------------------------------------------------------------------------

All portfolio holdings are in Institutional Class shares of each Fund.

New
  AT DELAWARE

--------------------------------------------------------------------------------
  Simplify your life.
        MANAGE YOUR INVESTMENTS             [Graphic Omitted: edelivery logo]
                         ONLINE!



Get Account Access, Delaware Investments' secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and the highest level of Web security available. You also get:

o  Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and have it entered directly into your 1040 tax return. Available only with Turbo Tax(R) software.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select individual investor, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday to assist with any questions.
--------------------------------------------------------------------------------

Delaware
  GROWTH ALLOCATION PORTFOLIO

Fund Basics
As of March 31, 2003

--------------------------------------------------
Fund Objective:
The Fund seeks long-term capital growth.

--------------------------------------------------
Total Fund Net Assets:
$19.11 million

--------------------------------------------------
Number of Holdings:
8

--------------------------------------------------
Fund Start Date:
December 31, 1997

--------------------------------------------------
Your Fund Manager:
J. Paul Dokas joined Delaware Investments in 1997.
He was previously Director of Trust Investment
Management at Bell Atlantic Corporation. Mr. Dokas earned a bachelor's degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is also a CFA charterholder.

--------------------------------------------------
Nasdaq Symbols:
Class A   DFGAX
Class B   N/A
Class C   N/A

Fund Performance
Average Annual Total Returns
Through March 31, 2003                             Lifetime     Five Years       One Year
-----------------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                              -2.21%        -4.23%         -19.44%
Including Sales Charge                              -3.31%        -5.35%         -24.08%
-----------------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                              -2.91%        -4.92%         -19.98%
Including Sales Charge                              -3.16%        -5.31%         -23.18%
-----------------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                              -2.91%        -4.94%         -20.07%
Including Sales Charge                              -2.91%        -4.94%         -20.87%
-----------------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Portfolio offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime, five-year, and one-year periods ended March 31, 2003 for Delaware Growth Allocation Portfolio's Institutional Class were -1.98%, -3.99%, and -19.23%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Growth Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Delaware
  BALANCED ALLOCATION PORTFOLIO

Fund Basics
As of March 31, 2003

--------------------------------------------------
Fund Objective:
The Fund seeks capital appreciation with current income as a secondary objective.

--------------------------------------------------
Total Fund Net Assets:
$26.79 million

--------------------------------------------------
Number of Holdings:
9

--------------------------------------------------
Fund Start Date:
December 31, 1997

--------------------------------------------------
Your Fund Manager:
J. Paul Dokas

--------------------------------------------------
Nasdaq Symbols:
Class A   DFBAX
Class B   N/A
Class C   N/A

Fund Performance
Average Annual Total Returns
Through March 31, 2003                             Lifetime     Five Years       One Year
-----------------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                              -0.71%        -2.20%         -12.77%
Including Sales Charge                              -1.83%        -3.35%         -17.79%
-----------------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                              -1.42%        -2.93%         -13.46%
Including Sales Charge                              -1.67%        -3.33%         -16.88%
-----------------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                              -1.37%        -2.88%         -13.42%
Including Sales Charge                              -1.37%        -2.88%         -14.28%
-----------------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Portfolio offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime, five-year, and one-year periods ended March 31, 2003 for Delaware Balanced Allocation Portfolio's Institutional Class were -0.47%, -1.95%, and -12.55%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Balanced Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Delaware
  INCOME ALLOCATION PORTFOLIO

Fund Basics
As of March 31, 2003

--------------------------------------------------
Fund Objective:
The Fund seeks a combination of current income and preservation of capital with capital appreciation.

--------------------------------------------------
Total Fund Net Assets:
$22.00 million

--------------------------------------------------
Number of Holdings:
9

--------------------------------------------------
Fund Start Date:
December 31, 1997

--------------------------------------------------
Your Fund Manager:
J. Paul Dokas

--------------------------------------------------
Nasdaq Symbols:
Class A   DFIAX
Class B   N/A
Class C   N/A

Fund Performance
Average Annual Total Returns
Through March 31, 2003                             Lifetime     Five Years       One Year
-----------------------------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge                              +0.68%        -0.43%           -6.49%
Including Sales Charge                              -0.45%        -1.60%          -11.85%
-----------------------------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge                              +0.02%        -1.11%           -7.15%
Including Sales Charge                              -0.22%        -1.49%          -10.79%
-----------------------------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge                              -0.05%        -1.19%           -7.18%
Including Sales Charge                              -0.05%        -1.19%           -8.09%
-----------------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Portfolio offers Class A, B, C, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime, five-year, and one-year periods ended March 31, 2003 for Delaware Income Allocation Portfolio's Institutional Class were +0.95%, -0.15%, and -6.13%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Income Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Statements                                Delaware Growth Allocation Portfolio
  OF NET ASSETS                           March 31, 2003 (Unaudited)


                                              Number of           Market
                                               Shares             Value
--------------------------------------------------------------------------
Investment Companies - 97.46%
--------------------------------------------------------------------------
Equity Funds - 92.70%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund             828,077        $ 6,235,423
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund          1,398,555          6,685,096
 *Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                26,752            670,677
  Delaware Group Global &
    International Funds -
    Delaware Emerging Markets Fund              111,258            755,441
  Delaware Group Global &
    International Funds - Delaware
    International Value Equity Fund             281,824          2,711,145
 *Voyageur Mutual Funds III -
    Delaware Select Growth Fund                  42,382            653,103

                                                               -----------
                                                                17,710,885
                                                               -----------
Fixed Income Funds - 4.76%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                     3,305             26,078
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                156,768            884,174
                                                               -----------
                                                                   910,252
                                                               -----------
Total Investment Companies
    (cost $ 23,998,874)                                         18,621,137
                                                               -----------
                                              Principal
                                               Amount
--------------------------------------------------------------------------
Repurchase Agreements - 2.25%
--------------------------------------------------------------------------
  With BNP Paribas 1.30% 4/1/03
    (dated 3/31/03, collateralized by
    $140,000 U.S. Treasury Notes 6.785%
    due 5/15/06, market value $163,592)       $ 160,200            160,200
  With J. P. Morgan Securities 1.23% 4/1/03
    (dated 3/31/03, collateralized by
    $100,000 U.S. Treasury Notes 11.875%
    due 11/15/03, market value $110,979)        108,800            108,800
  With UBS Warburg 1.30% 4/1/03
    (dated 3/31/03, collateralized by
    $140,000 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $163,406)         160,000            160,000

                                                               -----------
Total Repurchase Agreements
    (cost $429,000)                                                429,000
                                                               -----------

Total Market Value of Securities - 99.71%
  (cost $24,427,874)                                           $19,050,137

Receivables and Other Assets
  Net of Liabilities - 0.29%                                        55,754
                                                               -----------
Net Assets Applicable to 2,920,983 Shares
  Outstanding - 100.00%                                        $19,105,891
                                                               ===========

Net Asset Value - Delaware Growth Allocation
  Portfolio Class A
  ($15,368,978 / 2,348,885 Shares)                                   $6.54
                                                                     -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Class B
  ($2,162,028 / 331,180 Shares)                                      $6.53
                                                                     -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Class C
  ($1,154,213 / 176,630 Shares)                                      $6.53
                                                                     -----
Net Asset Value - Delaware Growth Allocation
  Portfolio Institutional Class
  ($420,672 / 64,288 Shares)                                         $6.54
                                                                     -----

Components of Net Assets at March 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                           $25,098,132

Distributions in excess of net investment income                   (25,989)

Accumulated net realized loss on investments                      (588,515)

Net unrealized depreciation of investments                      (5,377,737)

                                                               -----------
Total net assets                                               $19,105,891
                                                               ===========


*Non-income producing security for the period ended March 31, 2003.

Net Asset Value and Offering Price per Share -
  Delaware Growth Allocation Portfolio
Net asset value Class A (A)                                          $6.54
Sales charge (5.75% of offering price, or 6.12%
  of the amount invested per share) (B)                               0.40
                                                                     -----
Offering price                                                       $6.94
                                                                     =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                               Delaware Balanced Allocation Portfolio
  OF NET ASSETS (CONTINUED)              March 31, 2003 (Unaudited)


                                              Number of           Market
                                               Shares             Value
--------------------------------------------------------------------------
Investment Companies - 99.94%
--------------------------------------------------------------------------
Equity Funds - 73.20%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund             977,793        $ 7,362,780
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund          1,595,236          7,625,228
 *Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                46,536          1,166,650
  Delaware Group Global &
    International Funds -
    Delaware Emerging Markets Fund               79,843            542,134
  Delaware Group Global &
    International Funds - Delaware
    International Value Equity Fund             172,384          1,658,333
 *Voyageur Mutual Funds III -
    Delaware Select Growth Fund                  81,321          1,253,160
                                                               -----------
                                                                19,608,285
                                                               -----------
Fixed Income Funds - 26.74%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                   556,388          4,389,899
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                284,912          1,606,905
  Delaware Group Income Funds -
    Delaware High-Yield
    Opportunities Fund                          313,160          1,164,955
                                                               -----------
                                                                 7,161,759
                                                               -----------
Total Investment Companies
  (cost $33,032,421)                                            26,770,044
                                                               -----------

Total Market Value of Securities - 99.94%
  (cost $33,032,421)                                            26,770,044
Receivables and Other Assets
  Net of Liabilities - 0.06%                                        15,243
                                                               -----------
Net Assets Applicable to 3,820,282 Shares
  Outstanding - 100.00%                                        $26,785,287
                                                               ===========

Net Asset Value - Delaware Balanced Allocation
  Portfolio Class A
  ($23,735,978 / 3,385,820 Shares)                                   $7.01
                                                                     -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Class B
  ($1,365,421 / 194,686 Shares)                                      $7.01
                                                                     -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Class C
  ($1,045,074 / 148,669 Shares)                                      $7.03
                                                                     -----
Net Asset Value - Delaware Balanced Allocation
  Portfolio Institutional Class
  ($638,814 / 91,107 Shares)                                         $7.01
                                                                     -----

Components of Net Assets at March 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                           $33,544,399
Undistributed net investment income                                 50,187
Accumulated net realized loss on investments                      (546,922)
Net unrealized depreciation of investments                      (6,262,377)
                                                               -----------
Total net assets                                               $26,785,287
                                                               ===========

*Non-income producing security for the period ended March 31, 2003.

Net Asset Value and Offering Price per Share -
   Delaware Balanced Allocation Portfolio
Net asset value Class A (A)                                          $7.01
Sales charge (5.75% of offering price,
 or 6.13% of the amount invested per share) (B)                       0.43
                                                                     -----
Offering price                                                       $7.44
                                                                     =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                  Delaware Income Allocation Portfolio
  OF NET ASSETS (CONTINUED)                 March 31, 2003 (Unaudited)




                                              Number of           Market
                                               Shares             Value
--------------------------------------------------------------------------
Investment Companies - 94.84%
--------------------------------------------------------------------------
Equity Funds - 46.33%
  Delaware Group Equity Funds II -
    Delaware Diversified Value Fund             530,663        $ 3,995,891
  Delaware Group Equity Funds IV -
    Delaware Diversified Growth Fund            824,507          3,941,143
 *Delaware Group Equity Funds V -
    Delaware Small Cap Value Fund                15,513            388,915
  Delaware Group Global &
    International Funds - Delaware
    International Value Equity Fund              72,984            702,110
  Delaware Pooled Trust -
    Delaware REIT Fund                           35,863            515,717
 *Voyageur Mutual Funds III -
    Delaware Select Growth Fund                  42,137            649,325
                                                               -----------
                                                                10,193,101
                                                               -----------
Fixed Income Funds - 48.51%
  Delaware Group Government Funds -
    Delaware American Government
    Bond Fund                                   942,082          7,433,029
  Delaware Group Income Funds -
    Delaware Corporate Bond Fund                248,409          1,401,026
  Delaware Group Income Funds -
    Delaware High-Yield
    Opportunities Fund                          493,883          1,837,244
                                                               -----------
                                                                10,671,299
                                                               -----------
Total Investment Companies
    (cost $24,011,129)                                          20,864,400
                                                               -----------
                                              Principal
                                               Amount
--------------------------------------------------------------------------
Repurchase Agreements - 5.03%
--------------------------------------------------------------------------
  With BNP Paribas 1.30% 4/1/03
    (dated 3/31/03, collateralized by
    $360,700 U.S. Treasury Notes 6.785%
    due 5/15/06, market value $422,136)       $ 413,400            413,400
  With J. P. Morgan Securities 1.23% 4/1/03
    (dated 3/31/03, collateralized by
    $257,800 U.S. Treasury Notes 11.875%
    due 11/15/03, market value $286,371)        280,200            280,200
  With UBS Warburg 1.30% 4/1/03
    (dated 3/31/03, collateralized by
    $361,100 U.S. Treasury Notes 7.00%
    due 7/15/06, market value $421,665)         413,400            413,400
                                                               -----------
Total Repurchase Agreements
    (cost $1,107,000)                                            1,107,000
                                                               -----------

Total Market Value of Securities - 99.87%
    (cost $ 25,118,129)                                         21,971,400
Receivables and Other Assets Net
    of Liabilities - 0.13%                                          27,685
                                                               -----------
Net Assets Applicable to 3,065,565 Shares
    Outstanding - 100.00%                                      $21,999,085
                                                               ===========

Net Asset Value - Delaware Income Allocation
  Portfolio Class A
  ($20,914,836 / 2,915,060 Shares)                                   $7.17
                                                                     -----
Net Asset Value - Delaware Income Allocation
  Portfolio Class B
  ($573,895 / 79,467 Shares)                                         $7.22
                                                                     -----
Net Asset Value - Delaware Income Allocation
  Portfolio Class C
  ($255,153 / 35,483 Shares)                                         $7.19
                                                                     -----
Net Asset Value - Delaware Income Allocation
  Portfolio Institutional Class
  ($255,201 / 35,555 Shares)                                         $7.18
                                                                     -----

Components of Net Assets at March 31, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                           $26,063,839
Distributions in excess of net investment income                   (37,499)
Accumulated net realized loss on investments                      (880,526)
Net unrealized depreciation of investments                      (3,146,729)
                                                               -----------
Total net assets                                               $21,999,085
                                                               ===========

*Non-income producing security for the period ended March 31, 2003.

Net Asset Value and Offering Price per Share -
  Delaware Income Allocation Portfolio
Net asset value Class A (A)                                          $7.17
Sales charge (5.75% of offering price, or 6.14% of
  the amount invested per share) (B)                                  0.44
                                                                     -----
Offering price                                                       $7.61
                                                                     -----

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                           Delaware Foundation Funds
  OF OPERATIONS                      Six Months Ended March 31, 2003 (Unaudited)


                                                                           Delaware          Delaware          Delaware
                                                                            Growth           Balanced           Income
                                                                          Allocation        Allocation        Allocation
                                                                           Portfolio         Portfolio         Portfolio
Investment Income:
   Dividends from investment companies                                   $    160,854      $    342,654      $    389,222
   Interest                                                                     4,204             4,425             4,097
                                                                         ------------      ------------      ------------
                                                                              165,058           347,079           393,319
                                                                         ------------      ------------      ------------

Expenses:
   Dividend disbursing and transfer agent fees and expenses                    66,788           151,436           107,447
   Management fees                                                             22,752            32,027            26,215
   Registration fees                                                           10,515            22,915            27,992
   Reports and statements to shareholders                                       3,185             4,895             6,375
   Accounting and administration expenses                                       4,194             5,905             4,833
   Custodian fees                                                                 245               900               737
   Amortization of organization expenses                                        1,055             1,202               976
   Trustees' fees                                                                 946             1,422             1,147
   Professional fees                                                              189               465               380
   Distribution expense - Class A                                              20,699            32,227            28,312
   Distribution expense - Class B                                              10,346             6,604             2,695
   Distribution expense - Class C                                               5,587             4,648               905
   Other                                                                          242               685               289
                                                                         ------------      ------------      ------------
                                                                              146,743           265,331           208,303
   Less expenses absorbed or waived by investment manager                     (59,939)         (153,568)         (121,973)
   Less waiver of distribution expense - Class A                               (2,455)           (3,826)           (3,345)
   Less expenses paid indirectly                                                 (218)             (312)             (257)
                                                                         ------------      ------------      ------------
Total expenses                                                                 84,131           107,625            82,728
                                                                         ------------      ------------      ------------

Net Investment Income                                                          80,927           239,454           310,591
                                                                         ------------      ------------      ------------

Net Realized and Unrealized Gain (Loss) on Investments:
   Capital gain distributions from investment companies                       111,862           101,645            49,561
   Net realized gain (loss) on investments                                   (330,195)           35,951                --
   Net change in unrealized appreciation (depreciation) of investments        611,113           395,603           355,420
                                                                         ------------      ------------      ------------
Net Realized and Unrealized Gain on Investments                               392,780           533,199           404,981
                                                                         ------------      ------------      ------------

Net Increase in Net Assets Resulting from Operations                     $    473,707      $    772,653      $    715,572
                                                                         ============      ============      ============

See accompanying notes

Statements                                            Delaware Foundation Funds
  OF CHANGES IN NET ASSETS


                                                                          Delaware Growth                Delaware Balanced
                                                                        Allocation Portfolio            Allocation Portfolio
                                                                     --------------------------     ----------------------------
                                                                      Six Months         Year        Six Months           Year
                                                                         Ended           Ended         Ended              Ended
                                                                        3/31/03         9/30/02       3/31/03            9/30/02
                                                                      (Unaudited)                   (Unaudited)

Increase (Decrease) in Net Assets from Operations:
   Net investment income                                             $    80,927     $    44,476     $   239,454       $   383,041
   Net realized gain (loss) on investments                              (218,333)       (160,557)        137,596          (414,547)
   Net change in unrealized appreciation (depreciation) of
     investments                                                         611,113      (2,614,553)        395,603        (2,091,937)
                                                                     -----------     -----------     -----------       -----------
   Net increase (decrease) in net assets resulting from operations       473,707      (2,730,634)        772,653        (2,123,443)
                                                                     -----------     -----------     -----------       -----------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class A                                                            (110,006)        (57,623)       (418,041)         (395,766)
     Class B                                                                  --              --         (14,979)          (11,376)
     Class C                                                                  --              --         (10,054)           (9,202)
     Institutional Class                                                  (4,184)         (3,511)        (13,390)          (14,111)

   Net realized gain on investments:
     Class A                                                                  --              --              --           (18,828)
     Class B                                                                  --              --              --              (926)
     Class C                                                                  --              --              --              (748)
     Institutional Class                                                      --              --              --              (588)
                                                                     -----------     -----------     -----------       -----------
                                                                        (114,190)        (61,134)       (456,464)         (451,545)
                                                                     -----------     -----------     -----------       -----------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                           2,965,326       7,860,344       4,545,418         7,519,378
     Class B                                                             578,619         707,297         222,198           642,000
     Class C                                                             359,523         383,885         313,708           290,807
     Institutional Class                                                  49,418         101,239          57,628           136,197

   Net asset value of shares issued upon reinvestment
     of dividends and distributions:
     Class A                                                             109,438          57,489         417,755           414,200
     Class B                                                                  --              --          14,523            12,183
     Class C                                                                  --              --          10,049             9,947
     Institutional Class                                                   4,183           3,511          13,390            14,699
                                                                     -----------     -----------     -----------       -----------
                                                                       4,066,507       9,113,765       5,594,669         9,039,411
                                                                     -----------     -----------     -----------       -----------
   Cost of shares repurchased:
     Class A                                                          (1,490,883)     (2,812,058)     (2,398,150)       (5,411,789)
     Class B                                                            (171,707)       (469,376)       (123,583)         (519,674)
     Class C                                                            (190,166)       (222,540)       (105,822)         (235,326)
     Institutional Class                                                 (23,996)        (97,707)        (65,157)         (113,356)
                                                                     -----------     -----------     -----------       -----------
                                                                      (1,876,752)     (3,601,681)     (2,692,712)       (6,280,145)
                                                                     -----------     -----------     -----------       -----------
Increase in net assets derived from capital share transactions         2,189,755       5,512,084       2,901,957         2,759,266
                                                                     -----------     -----------     -----------       -----------
Net Increase in Net Assets                                             2,549,272       2,720,316       3,218,146           184,278
Net Assets:
   Beginning of period                                                16,556,619      13,836,303      23,567,141        23,382,863
                                                                     -----------     -----------     -----------       -----------
   End of period                                                     $19,105,891     $16,556,619     $26,785,287       $23,567,141
                                                                     ===========     ===========     ===========       ===========

See accompanying notes

Statements                                            Delaware Foundation Funds
  OF CHANGES IN NET ASSETS (CONTINUED)



                                                                                                       Delaware Income
                                                                                                       Allocation Portfolio
                                                                                                -----------------------------
                                                                                                 Six Months          Year
                                                                                                   Ended             Ended
                                                                                                  3/31/03           9/30/02
                                                                                                (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                                                         $   310,591      $   569,486
   Net realized gain (loss) on investments                                                            49,561          (90,733)
   Net change in unrealized appreciation (depreciation) of investments                               355,420       (1,474,789)
                                                                                                 -----------      -----------
   Net increase (decrease) in net assets resulting from operations                                   715,572         (996,036)
                                                                                                 -----------      -----------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class A                                                                                       (330,746)         (628,603)
     Class B                                                                                         (7,162)          (10,190)
     Class C                                                                                         (2,527)           (3,562)
     Institutional Class                                                                             (4,638)           (9,871)
                                                                                                 -----------      -----------
                                                                                                   (345,073)         (652,226)
                                                                                                 -----------      -----------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                                       2,740,027        6,503,631
     Class B                                                                                          88,503          209,026
     Class C                                                                                         134,629           69,777
     Institutional Class                                                                              17,181           61,468

   Net asset value of shares issued upon reinvestment of dividends and distributions:
     Class A                                                                                         330,524          628,486
     Class B                                                                                           6,944           10,189
     Class C                                                                                           2,527            3,562
     Institutional Class                                                                               4,638            9,871
                                                                                                 -----------      -----------
                                                                                                   3,324,973        7,496,010
                                                                                                 -----------      -----------
   Cost of shares repurchased:
     Class A                                                                                      (1,496,153)      (3,457,969)
     Class B                                                                                         (11,058)         (51,979)
     Class C                                                                                         (32,881)         (68,098)
     Institutional Class                                                                             (34,699)         (61,522)
                                                                                                 -----------      -----------
                                                                                                  (1,574,791)      (3,639,568)
                                                                                                 -----------      -----------
Increase in net assets derived from capital share transactions                                     1,750,182        3,856,442
                                                                                                 -----------      -----------
Net Increase in Net Assets                                                                         2,120,681        2,208,180
Net Assets:
   Beginning of period                                                                            19,878,404       17,670,224
                                                                                                 -----------      -----------
   End of period                                                                                 $21,999,085      $19,878,404
                                                                                                 ===========      ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Growth Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)
Net asset value, beginning of period                             $6.380        $7.310     $9.970     $9.500     $8.170     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.034         0.029      0.295      0.174      0.138      0.062
Net realized and unrealized gain (loss) on investments            0.178        (0.920)    (2.352)     0.845      1.295     (0.392)
                                                                  -----        ------     ------     ------     ------     ------
Total from investment operations                                  0.212        (0.891)    (2.057)     1.019      1.433     (0.330)
                                                                  -----        ------     ------     ------     ------     ------

Less dividends and distributions:
From net investment income                                       (0.052)       (0.039)    (0.346)    (0.275)    (0.078)        --
From net realized gain on investments                                --            --     (0.126)    (0.274)    (0.025)        --
In excess of net realized gain on investments                        --            --     (0.131)        --         --         --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.052)       (0.039)    (0.603)    (0.549)    (0.103)        --
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $6.540        $6.380     $7.310     $9.970     $9.500     $8.170
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.29%       (12.30%)   (21.59%)    10.99%     17.33%     (3.88%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $15,369       $13,488    $10,688    $12,342    $11,328       $547
Ratio of expenses to average net assets                           0.80%         0.80%      0.76%      0.80%      0.80%      0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       1.51%         2.11%      1.88%      1.70%      2.21%     14.36%
Ratio of net investment income to average net assets              1.02%         0.38%      3.49%      1.75%      1.45%      0.96%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       0.31%        (0.93%)     2.37%      0.85%      0.04%    (12.60%)
Portfolio turnover                                                  11%           40%        16%        87%       104%        77%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Growth Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.340        $7.280     $9.930     $9.470     $8.140     $8.500

Income (loss) from investment operations:
Net investment income (loss)(2),(4)                               0.009        (0.028)     0.231      0.099      0.068      0.014
Net realized and unrealized gain (loss) on investments            0.181        (0.912)    (2.351)     0.840      1.287     (0.374)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.190        (0.940)    (2.120)     0.939      1.355     (0.360)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions:
From net investment income                                           --            --     (0.273)    (0.205)        --         --
From net realized gain on investments                                --            --     (0.126)    (0.274)    (0.025)        --
In excess of net realized gain on investments                        --            --     (0.131)        --         --         --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                    --            --     (0.530)    (0.479)    (0.025)        --
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $6.530        $6.340     $7.280     $9.930     $9.470     $8.140
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.00%       (12.91%)   (22.23%)    10.14%     16.41%     (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $2,162        $1,721     $1,754     $2,295     $1,561       $885
Ratio of expenses to average net assets                           1.55%         1.55%      1.51%      1.55%      1.55%      1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.21%         2.86%      2.63%      2.45%      2.96%     15.11%
Ratio of net investment income to average net assets              0.27%        (0.37%)     2.74%      1.00%      0.70%      0.21%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly      (0.39%)       (1.68%)     1.62%      0.10%     (0.71%)   (13.35%)
Portfolio turnover                                                  11%           40%        16%        87%       104%        77%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Delaware Growth Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.350        $7.290     $9.940     $9.480     $8.140     $8.500

Income (loss) from investment operations:
Net investment income (loss)(2),(4)                               0.009        (0.028)     0.231      0.099      0.067      0.013
Net realized and unrealized gain (loss) on investments            0.171        (0.912)    (2.351)     0.840      1.298     (0.373)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.180        (0.940)    (2.120)     0.939      1.365     (0.360)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions:
From net investment income                                           --            --     (0.273)    (0.205)        --         --
From net realized gain on investments                                --            --     (0.126)    (0.274)    (0.025)        --
In excess of net realized gain on investments                        --            --     (0.131)        --         --         --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                    --            --     (0.530)    (0.479)    (0.025)        --
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $6.530        $6.350     $7.290     $9.940     $9.480     $8.140
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   2.83%       (12.89%)   (22.20%)    10.13%     16.53%     (4.24%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $1,154          $965       $964       $962       $506        $74
Ratio of expenses to average net assets                           1.55%         1.55%      1.51%      1.55%      1.55%      1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.21%         2.86%      2.63%      2.45%      2.96%     15.11%
Ratio of net investment income to average net assets              0.27%        (0.37%)     2.74%      1.00%      0.70%      0.21%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly      (0.39%)       (1.68%)     1.62%      0.10%     (0.71%)   (13.35%)
Portfolio turnover                                                  11%           40%        16%        87%       104%        77%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Growth Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.390        $7.320     $9.980     $9.520     $8.180     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.042         0.048      0.317      0.199      0.162      0.078
Net realized and unrealized gain (loss) on investments            0.178        (0.918)    (2.350)     0.835      1.303     (0.398)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.220        (0.870)    (2.033)     1.034      1.465     (0.320)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions:
From net investment income                                       (0.070)       (0.060)    (0.370)    (0.300)    (0.100)        --
From net realized gain on investments                                --            --     (0.126)    (0.274)    (0.025)        --
In excess of net realized gain on investments                        --            --     (0.131)        --         --         --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.070)       (0.060)    (0.627)    (0.574)    (0.125)        --
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $6.540        $6.390     $7.320     $9.980     $9.520     $8.180
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.40%       (12.05%)   (21.36%)    11.13%     17.71%     (3.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $421          $383       $430       $221        $65        $48
Ratio of expenses to average net assets                           0.55%         0.55%      0.51%      0.55%      0.55%      0.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       1.21%         1.86%      1.63%      1.45%      1.96%     14.11%
Ratio of net investment income to average net assets              1.27%         0.63%      3.74%      2.00%      1.70%      1.21%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       0.61%        (0.68%)     2.62%      1.10%      0.29%    (12.35%)
Portfolio turnover                                                  11%           40%        16%        87%       104%        77%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Balanced Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.900        $7.580     $9.260     $8.940     $8.130     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.068         0.119      0.372      0.246      0.249      0.153
Net realized and unrealized gain (loss) on investments            0.179        (0.645)    (1.776)     0.572      0.789     (0.463)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.247        (0.526)    (1.404)     0.818      1.038     (0.310)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.137)       (0.147)    (0.276)    (0.338)    (0.200)    (0.060)
Net realized gain on investments                                     --        (0.007)        --     (0.160)    (0.028)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.137)       (0.154)    (0.276)    (0.498)    (0.228)    (0.060)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.010        $6.900     $7.580     $9.260     $8.940     $8.130
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.54%        (7.23%)   (15.51%)     9.49%     12.52%     (3.68%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $23,736       $20,902    $20,676    $28,344    $17,373       $972
Ratio of expenses to average net assets                           0.80%         0.80%      0.80%      0.80%      0.80%      0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.01%         1.79%      1.64%      1.23%      1.57%     12.87%
Ratio of net investment income to average net assets              1.91%         1.53%      4.39%      2.67%      2.73%      2.34%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       0.70%         0.54%      3.55%      2.24%      1.96%     (9.73%)
Portfolio turnover                                                   3%           43%        31%        80%        93%        73%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Balanced Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.880        $7.550     $9.260     $8.950     $8.130     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.042         0.061      0.309      0.178      0.181      0.104
Net realized and unrealized gain (loss) on investments            0.168        (0.638)    (1.780)     0.577      0.787     (0.444)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.210        (0.577)    (1.471)     0.755      0.968     (0.340)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.080)       (0.086)    (0.239)    (0.285)    (0.120)    (0.030)
Net realized gain on investments                                     --        (0.007)        --     (0.160)    (0.028)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.080)       (0.093)    (0.239)    (0.445)    (0.148)    (0.030)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.010        $6.880     $7.550     $9.260     $8.950     $8.130
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.02%        (7.82%)   (16.20%)     8.75%     11.66%     (4.02%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $1,365        $1,230     $1,234     $1,213     $1,035       $408
Ratio of expenses to average net assets                           1.55%         1.55%      1.55%      1.55%      1.55%      1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.71%         2.54%      2.39%      1.98%      2.32%     13.62%
Ratio of net investment income to average net assets              1.16%         0.78%      3.64%      1.92%      1.98%      1.59%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly      (0.04%)       (0.21%)     2.80%      1.49%      1.21%    (10.48%)
Portfolio turnover                                                   3%           43%        31%        80%        93%        73%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      Delaware Balanced Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.890        $7.560     $9.280     $8.960     $8.140     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.042         0.061      0.309      0.177      0.182      0.104
Net realized and unrealized gain (loss) on investments            0.178        (0.638)    (1.790)     0.588      0.786     (0.434)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.220        (0.577)    (1.481)     0.765      0.968     (0.330)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.080)       (0.086)    (0.239)    (0.285)    (0.120)    (0.030)
Net realized gain on investments                                     --        (0.007)        --     (0.160)    (0.028)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.080)       (0.093)    (0.239)    (0.445)    (0.148)    (0.030)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.030        $6.890     $7.560     $9.280     $8.960     $8.140
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.17%        (7.81%)   (16.28%)     8.74%     11.77%     (3.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $1,045          $812       $827       $904       $802       $694
Ratio of expenses to average net assets                           1.55%         1.55%      1.55%      1.55%      1.55%      1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.71%         2.54%      2.39%      1.98%      2.32%     13.62%
Ratio of net investment income to average net assets              1.16%         0.78%      3.64%      1.92%      1.98%      1.59%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly      (0.04%)       (0.21%)     2.80%      1.49%      1.21%    (10.48%)
Portfolio turnover                                                   3%           43%        31%        80%        93%        73%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Balanced Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $6.910        $7.590     $9.270     $8.940     $8.130     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.077         0.138      0.394      0.269      0.271      0.169
Net realized and unrealized gain (loss) on investments            0.179        (0.643)    (1.785)     0.579      0.792     (0.469)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.256        (0.505)    (1.391)     0.848      1.063     (0.300)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.156)       (0.168)    (0.289)    (0.358)    (0.225)    (0.070)
Net realized gain on investments                                     --        (0.007)        --     (0.160)    (0.028)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.156)       (0.175)    (0.289)    (0.518)    (0.253)    (0.070)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.010        $6.910     $7.590     $9.270     $8.940     $8.130
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.65%        (6.98%)   (15.37%)     9.85%     12.83%     (3.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $639          $623       $646       $270        $61        $48
Ratio of expenses to average net assets                           0.55%         0.55%      0.55%      0.55%      0.55%      0.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       1.71%         1.54%      1.39%      0.98%      1.32%     12.62%
Ratio of net investment income to average net assets              2.16%         1.78%      4.64%      2.92%      2.98%      2.59%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       0.96%         0.79%      3.80%      2.49%      2.21%     (9.48%)
Portfolio turnover                                                   3%           43%        31%        80%        93%        73%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Income Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $7.040        $7.560     $8.670     $8.550     $8.290     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.108         0.214      0.402      0.382      0.382      0.250
Net realized and unrealized gain (loss) on investments            0.141        (0.487)    (1.112)     0.249      0.198     (0.350)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.249        (0.273)    (0.710)     0.631      0.580     (0.100)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.119)       (0.247)    (0.400)    (0.468)    (0.295)    (0.110)
Net realized gain on investments                                     --            --         --     (0.043)    (0.025)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.119)       (0.247)    (0.400)    (0.511)    (0.320)    (0.110)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.170        $7.040     $7.560     $8.670     $8.550     $8.290
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.52%        (3.83%)    (8.40%)     7.66%      6.85%     (1.21%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $20,915       $18,988    $16,899    $17,051    $17,239       $398
Ratio of expenses to average net assets                           0.80%         0.75%      0.80%      0.80%      0.80%      0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       1.95%         1.78%      1.74%      1.71%      2.13%     32.95%
Ratio of net investment income to average net assets              2.95%         2.78%      4.94%      4.43%      4.34%      3.80%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       1.80%         1.75%      4.00%      3.52%      3.01%    (28.35%)
Portfolio turnover                                                   0%           21%        24%        65%        73%        81%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Income Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                               12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)

Net asset value, beginning of period                             $7.080        $7.610     $8.720     $8.590     $8.290     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.080         0.156      0.341      0.317      0.316      0.201
Net realized and unrealized gain (loss) on investments            0.153        (0.495)    (1.117)     0.252      0.219     (0.331)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.233        (0.339)    (0.776)     0.569      0.535     (0.130)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.093)       (0.191)    (0.334)    (0.396)    (0.210)    (0.080)
Net realized gain on investments                                     --            --         --     (0.043)    (0.025)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.093)       (0.191)    (0.334)    (0.439)    (0.235)    (0.080)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.220        $7.080     $7.610     $8.720     $8.590     $8.290
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.27%        (4.64%)    (9.11%)     6.99%      6.18%     (1.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $574          $482       $348       $370       $243        $26
Ratio of expenses to average net assets                           1.55%         1.50%      1.55%      1.55%      1.55%      1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.65%         2.53%      2.49%      2.46%      2.88%     33.70%
Ratio of net investment income to average net assets              2.20%         2.03%      4.19%      3.68%      3.59%      3.05%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       1.10%         1.00%      3.25%      2.77%      2.26%    (29.10%)
Portfolio turnover                                                   0%           21%        24%        65%        73%        81%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Income Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                              12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)
Net asset value, beginning of period                             $7.050        $7.580     $8.700     $8.580     $8.290     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.081         0.156      0.341      0.317      0.316      0.204
Net realized and unrealized gain (loss) on investments            0.152        (0.495)    (1.127)     0.242      0.209     (0.334)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.233        (0.339)    (0.786)     0.559      0.525     (0.130)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.093)       (0.191)    (0.334)    (0.396)    (0.210)    (0.080)
Net realized gain on investments                                     --            --         --     (0.043)    (0.025)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.093)       (0.191)    (0.334)    (0.439)    (0.235)    (0.080)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.190        $7.050     $7.580     $8.700     $8.580     $8.290
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                    3.29%       (4.66%)    (9.25%)     6.88%      6.06%     (1.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $255          $147       $152       $192       $195       $123
Ratio of expenses to average net assets                           1.55%         1.50%      1.55%      1.55%      1.55%      1.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.65%         2.53%      2.49%      2.46%      2.88%     33.70%
Ratio of net investment income to average net assets              2.20%         2.03%      4.19%      3.68%      3.59%      3.05%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       1.10%         1.00%      3.25%      2.77%      2.26%    (29.10%)
Portfolio turnover                                                   0%           21%        24%        65%        73%        81%

(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
       HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Delaware Income Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months                                              12/31/97(1)
                                                                  Ended                      Year Ended                      to
                                                                3/31/03(5)    9/30/02    9/30/01    9/30/00    9/30/99    9/30/98
                                                               (Unaudited)
Net asset value, beginning of period                            $ 7.040        $7.560     $8.670     $8.560     $8.280     $8.500

Income (loss) from investment operations:
Net investment income(2),(4)                                      0.117         0.233      0.422      0.404      0.403      0.266
Net realized and unrealized gain (loss) on investments            0.150        (0.486)    (1.111)     0.237      0.212     (0.356)
                                                                 ------        ------     ------     ------     ------     ------
Total from investment operations                                  0.267        (0.253)    (0.689)     0.641      0.615     (0.090)
                                                                 ------        ------     ------     ------     ------     ------

Less dividends and distributions from:
Net investment income                                            (0.127)       (0.267)    (0.421)    (0.488)    (0.310)    (0.130)
Net realized gain on investments                                     --            --         --     (0.043)    (0.025)        --
                                                                 ------        ------     ------     ------     ------     ------
Total dividends and distributions                                (0.127)       (0.267)    (0.421)    (0.531)    (0.335)    (0.130)
                                                                 ------        ------     ------     ------     ------     ------

Net asset value, end of period                                   $7.180        $7.040     $7.560     $8.670     $8.560     $8.280
                                                                 ======        ======     ======     ======     ======     ======

Total return(3)                                                   3.77%        (3.58%)    (8.16%)     7.90%      7.16%     (1.10%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                            $255          $262       $272       $102        $57        $49
Ratio of expenses to average net assets                           0.55%         0.50%      0.55%      0.55%      0.55%      0.55%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       1.65%         1.53%      1.49%      1.46%      1.88%     32.70%
Ratio of net investment income to average net assets              3.20%         3.03%      5.19%      4.68%      4.59%      4.05%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly       2.10%         2.00%      4.25%      3.77%      3.26%    (28.10%)
Portfolio turnover                                                   0%           21%        24%        65%        73%        81%


(1)Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2)Per share information was based on the average shares outstanding method.

(3)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation and waiver not been in effect.

(4)Net investment income includes short-term capital gain distributions received from the Underlying Funds.

(5)Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Notes                                                 Delaware Foundation Funds
       TO FINANCIAL STATEMENTS                        March 31, 2003 (Unaudited)

Delaware Group Foundation Funds (the "Trust") is organized as a Delaware business trust and offers four portfolios: Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio, Delaware Income Allocation Portfolio and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio and Delaware Income Allocation Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Prior to November 18, 2002, Class B shares were sold with a contingent deferred sales charge that declined from 5% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Allocation Portfolio is to seek long-term capital growth.

The investment objective of Delaware Balanced Allocation Portfolio is to achieve capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Portfolio declares and pays distributions from net realized gain on investments, if any, annually and from net investment income, if any, as follows: Delaware Growth Allocation Portfolio and Delaware Balanced Allocation Portfolio, annually, and Delaware Income Allocation Portfolio, quarterly.

Certain expenses of the Portfolios are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding offset shown as "expenses paid indirectly". The amount of these expenses and credits for the period ended March 31, 2003, are as follows:


                                Delaware      Delaware      Delaware
                                 Growth       Balanced       Income
                               Allocation    Allocation    Allocation
                                Portfolio     Portfolio     Portfolio
Commission reimbursements        $218            $307           $252
Earnings credits                   --               5              5

Notes                                                 Delaware Foundation Funds
       TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual asset allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has elected to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.55% of average daily net assets through November 30, 2002.

The Portfolios have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, each Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has elected to waive its fees through November 30, 2003, in order to prevent distribution fees of Class A shares from exceeding 0.25% of average daily net assets. No distribution expenses are paid by the Institutional Class shares. At March 31, 2003, the Portfolios had liabilities payable to affiliates as follows:

                                      Delaware          Delaware      Delaware
                                       Growth            Balanced      Income
                                     Allocation        Allocation    Allocation
                                      Portfolio         Portfolio     Portfolio
Investment management fee
   payable to DMC                     $ 1,618           $ 2,293       $ 1,861
Dividend disbursing, transfer
   agent fees, accounting and other
   expenses payable to DSC             24,622            28,089        18,833
Other expenses payable to DMC
   and affiliates                      17,132            19,528         4,659

For the period ended March 31, 2003, DDLP earned commissions on sales of the Class A shares for each Portfolio as follows:

                                      Delaware          Delaware      Delaware
                                       Growth           Balanced      Income
                                     Allocation        Allocation    Allocation
                                     Portfolio          Portfolio     Portfolio
                                      $1,343             $3,047         $649

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. Investments
For the period ended March 31, 2003, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

                                      Delaware          Delaware      Delaware
                                       Growth           Balanced       Income
                                     Allocation        Allocation    Allocation
                                      Portfolio         Portfolio     Portfolio
Purchases                            $3,272,772        $3,743,692    $1,037,631
Sales                                 1,000,000           400,000            --

At March 31, 2003, the cost of investments for federal income tax purposes approximates the cost for book purposes. At March 31, 2003, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                      Delaware         Delaware      Delaware
                                       Growth           Balanced      Income
                                     Allocation       Allocation    Allocation
                                      Portfolio        Portfolio     Portfolio
Cost of investments                  $24,427,874      $33,032,421   $25,118,129
                                     ===========      ===========   ===========
Aggregate unrealized
   appreciation                          $77,819         $630,356      $513,961
Aggregate unrealized
   depreciation                       (5,455,556)      (6,892,733)   (3,660,690)
                                     -----------      -----------   -----------
Net unrealized
   depreciation                      $(5,377,737)     $(6,262,377)  $(3,146,729)
                                     -----------      -----------   -----------

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended September 30, 2002 and September 30, 2001 was as follows:

                                                               Delaware Growth
                                                            Allocation Portfolio
                                                            --------------------
                                                                 Year Ended
                                                              9/30/02   9/30/01
Ordinary Income                                               $61,134  $943,325
                                                             --------  ---------
Total                                                         $61,134  $943,325
                                                             ========  ========

                                                              Delaware Balanced
                                                            Allocation Portfolio
                                                            --------------------
                                                                Year Ended
                                                              9/30/02   9/30/01
Ordinary Income                                              $451,545  $916,554
                                                             --------  --------
Total                                                        $451,545  $916,554
                                                             ========  ========

                                                              Delaware Income
                                                           Allocation Portfolio
                                                           --------------------
                                                                Year Ended
                                                              9/30/02   9/30/01
Ordinary Income                                              $652,226  $862,239
                                                             --------  --------
Total                                                        $652,226  $862,239
                                                             ========  ========

Notes                                                 Delaware Foundation Funds
       TO FINANCIAL STATEMENTS (CONTINUED)



4. Dividend and Distribution Information (continued)
As of September 30, 2002, the components of net assets on a tax basis were as follows:

                               Delaware      Delaware      Delaware
                                Growth       Balanced       Income
                              Allocation    Allocation    Allocation
                               Portfolio     Portfolio     Portfolio
Shares of beneficial
   interest                  $22,908,377    $30,642,442   $24,313,657
Undistributed ordinary
   income                         10,207        269,976            --
Capital loss carryforwards          (990)        (1,769)     (630,316)
Post-October losses             (232,309)       (70,441)      (98,581)
Other temporary
   differences                    (2,933)        (2,779)       (3,017)
Unrealized depreciation
   of investments             (6,125,733)    (7,270,288)   (3,703,339)
                              ----------     ----------    ----------
Net Assets                   $16,556,619    $23,567,141   $19,878,404
                             ===========    ===========   ===========

For federal income tax purposes, the following Portfolios accumulated capital losses as of September 30, 2002, which may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                                Delaware      Delaware     Delaware
                                 Growth       Balanced      Income
                               Allocation    Allocation   Allocation
Year of Expiration              Portfolio     Portfolio    Portfolio
2009                            $    920         $--       $ 32,119
2010                                  70       1,769        598,197
                                --------      ------       --------
Total                           $    990      $1,769       $630,316
                                ========      ======       ========

Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with federal income tax regulations, the Portfolios have elected to defer and treat as having arisen in the following fiscal year.

5. Capital Shares
Transactions in capital shares were as follows:

                                                 Delaware Growth
                                              Allocation Portfolio
                                            ------------------------
                                            Six Months         Year
                                              Ended           Ended
                                             3/31/03         9/30/02
Shares sold:
   Class A                                   444,680       1,025,958
   Class B                                    86,121          95,905
   Class C                                    53,485          50,301
   Institutional Class                         7,356          13,276

Shares issued upon reinvestment of
 dividends and distributions:
   Class A                                    16,118           7,204
   Class B                                        --              --
   Class C                                        --              --
   Institutional Class                           616             441
                                           ---------       ---------
                                             608,376       1,193,085
                                           ---------       ---------
Shares repurchased:
   Class A                                  (226,447)       (381,283)
   Class B                                   (26,399)        (65,339)
   Class C                                   (28,877)        (30,558)
   Institutional Class                        (3,564)        (12,584)
                                           ---------       ---------
                                            (285,287)       (489,764)
                                           ---------       ---------
Net increase                                 323,089         703,321
                                           =========       =========

                                               Delaware Balanced
                                             Allocation Portfolio
                                             ---------------------
                                            Six Months         Year
                                              Ended           Ended
                                             3/31/03         9/30/02
Shares sold:
   Class A                                   640,008         952,746
   Class B                                    31,073          82,191
   Class C                                    44,480          37,320
   Institutional Class                         8,075          17,555

Shares issued upon reinvestment of
  dividends and distributions:
   Class A                                    58,264          51,582
   Class B                                     2,020           1,513
   Class C                                     1,395           1,233
   Institutional Class                         1,868           1,830
                                           ---------       ---------
                                             787,183       1,145,970
                                           ---------       ---------
Shares repurchased:
   Class A                                  (339,880)       (706,132)
   Class B                                   (17,204)        (68,449)
   Class C                                   (14,966)        (30,101)
   Institutional Class                        (8,970)        (14,377)
                                           ---------       ---------
                                            (381,020)       (819,059)
                                           ---------       ---------
Net increase                                 406,163         326,911
                                           =========       =========

Notes                                                 Delaware Foundation Funds
       TO FINANCIAL STATEMENTS (CONTINUED)



5. Capital Shares (continued)
                                                Delaware Income
                                             Allocation Portfolio
                                           ------------------------
                                            Six Months        Year
                                              Ended          Ended
                                             3/31/03        9/30/02
Shares sold:
   Class A                                   378,139         837,762
   Class B                                    12,038          27,983
   Class C                                    18,888           9,092
   Institutional Class                         2,626           7,997

Shares issued upon reinvestment of
 dividends and distributions:
   Class A                                    45,348          82,432
   Class B                                       947           1,327
   Class C                                       346             465
   Institutional Class                           636           1,293
                                           ---------        --------
                                             458,968         968,351
                                           ---------        --------
Shares repurchased:
   Class A                                  (207,159)       (457,277)
   Class B                                    (1,517)         (7,038)
   Class C                                    (4,532)         (8,787)
   Institutional Class                        (4,964)         (8,010)
                                           ---------        --------
                                            (218,172)       (481,112)
                                           ---------        --------
Net increase                                 240,796         487,239
                                           =========        ========

6. Line of Credit
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of March 31, 2003, or at any time during the period.

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                                       32

Delaware Investments
       FAMILY OF FUNDS

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

Blend Mutual Funds
Delaware Balanced Fund
Delaware Core Equity Fund
Delaware Devon Fund
Delaware Social Awareness Fund

Structured Equity Products Group
Delaware Diversified Growth Fund
Delaware Diversified Value Fund
Delaware Foundation Funds
  Delaware Growth Allocation Portfolio
  Delaware Balanced Allocation Portfolio
  Delaware Income Allocation Portfolio

Fixed Income Group
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
---------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Board of Trustees                          Affiliated Officers                        Contact Information
Walter P. Babich                           Jude T. Driscoll                           Investment Manager
Board Chairman                             President and Chief Executive Officer      Delaware Management Company
Citadel Construction Corporation           Delaware Management Holdings, Inc.         Philadelphia, PA
King of Prussia, PA                        Philadelphia, PA
                                                                                      International Affiliate
David K. Downes                            Richelle S. Maestro                        Delaware International Advisers Ltd.
President and Chief Executive Officer      Senior Vice President,                     London, England
Delaware Investments Family of Funds       General Counsel and Secretary
Philadelphia, PA                           Delaware Investments Family of Funds       National Distributor
                                           Philadelphia, PA                           Delaware Distributors, L.P.
John H. Durham                                                                        Philadelphia, PA
Private Investor                           Michael P. Bishof
Gwynedd Valley, PA                         Senior Vice President and Treasurer        Shareholder Servicing, Dividend
                                           Delaware Investments Family of Funds       Disbursing and Transfer Agent
John A. Fry                                Philadelphia, PA                           Delaware Service Company, Inc.
President                                                                             2005 Market Street
Franklin & Marshall College                                                           Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                      For Shareholders
Anthony D. Knerr                                                                      800 523-1918
Managing Director
Anthony Knerr & Associates                                                            For Securities Dealers and Financial
New York, NY                                                                          Institutions Representatives Only
                                                                                      800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                 Web site
National Gallery of Art                                                               www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN


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SA-444 [3/o3] VGR 5/03                                        Printed in the USA
                                                                           J9155